Derivative Instrument - Schedule of Company's Open Commodity Contracts (Details) MMBTU in Thousands	12 Months Ended
Dec. 31, 2018 MMBTU $ / BTU $ / bbl bbl
Fixed price swaps | Oil fixed price swaps
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	7,005,170
Weighted average price (usd per bbl) | $ / bbl	60.76
Fixed price swaps | Oil fixed price swaps | 2019
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	5,405,670
Weighted average price (usd per bbl) | $ / bbl	60.05
Fixed price swaps | Oil fixed price swaps | 2020
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	1,599,500
Weighted average price (usd per bbl) | $ / bbl	63.14
Fixed price swaps | Natural gas fixed price swaps
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	56,125
Weighted average price (usd per bbl) | $ / BTU	2.84
Fixed price swaps | Natural gas fixed price swaps | 2019
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	43,800
Weighted average price (usd per bbl) | $ / BTU	2.90
Fixed price swaps | Natural gas fixed price swaps | 2020
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	12,325
Weighted average price (usd per bbl) | $ / BTU	2.63
Fixed price swaps | Natural gas liquids fixed price swaps
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	1,095,000
Weighted average price (usd per bbl) | $ / bbl	32.25
Fixed price swaps | Natural gas liquids fixed price swaps | 2019
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	1,095,000
Weighted average price (usd per bbl) | $ / bbl	32.25
Fixed price swaps | Natural gas liquids fixed price swaps | 2020
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	0
Weighted average price (usd per bbl) | $ / bbl	0.00
Basis swaps | Natural gas basis swaps
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	32,840
Weighted average price (usd per bbl) | $ / BTU	0.60
Basis swaps | Natural gas basis swaps | 2019
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	29,200
Weighted average price (usd per bbl) | $ / BTU	0.60
Basis swaps | Natural gas basis swaps | 2020
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	3,640
Weighted average price (usd per bbl) | $ / BTU	0.62